Other Assets (Details Narrative) - Jet Token, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nonrefundable deposits			$ 350,000
Lease maintenance reserve		689,750	689,750
Operating deposits		73,226	13,714
Aircraft Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase deposits one for Aircrafts	$ 450,000
Purchase deposits two for Aircrafts	150,000
Nonrefundable deposits	$ 250,000
Lease maintenance reserve			$ 250,000
Aircraft Management And Charter Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating deposits		$ 50,000